Goodwill and Other Acquired Intangible Assets	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Acquired Intangible Assets
GOODWILL AND OTHER ACQUIRED INTANGIBLE ASSETS
Goodwill
Changes to the carrying amount of goodwill by reporting unit for the years ended December 31, 2016 and 2015 are provided in the following table.

(Dollars in thousands)	IBERIABANK	IMC	LTC	Total
Balance, December 31, 2014	$489,183	$23,178	$5,165	$517,526
Goodwill acquired during the year	207,077	—	—	207,077
Balance, December 31, 2015	$696,260	$23,178	$5,165	$724,603
Goodwill adjustments during the year	2,253	—	—	2,253
Balance, December 31, 2016	$698,513	$23,178	$5,165	$726,856

The goodwill adjustments during 2016 are the result of the finalization of fair value estimates related to the 2015 acquisitions of Florida Bank Group, Old Florida, and Georgia Commerce during the respective measurement periods. See Note 3 for further information on these acquisitions.
The Company performed the required annual goodwill impairment test as of October 1, 2016. The Company’s annual impairment test did not indicate impairment in any of the Company’s reporting units as of the testing date. Following the testing date, management evaluated the events and changes that could indicate that goodwill might be impaired and concluded that a subsequent test was not necessary.
Title Plant
The Company held title plant assets recorded in “other assets” on the Company's consolidated balance sheets totaling $6.7 million at both December 31, 2016 and 2015. No events or changes in circumstances occurred during 2016 to suggest the carrying value of the title plant was not recoverable.
Intangible assets subject to amortization
Definite-lived intangible assets had the following carrying values included in “other assets” on the Company’s consolidated balance sheets as of December 31:

	2016			2015
(Dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Core deposit intangibles	$74,001	$(52,165)	$21,836	$74,001	$(43,957)	$30,044
Customer relationship intangible asset	1,348	(1,064)	284	1,348	(984)	364
Non-compete agreement	63	(22)	41	100	(79)	21
Other intangible assets	—	—	—	205	(114)	91
Total	$75,412	$(53,251)	$22,161	$75,654	$(45,134)	$30,520

The related amortization expense of intangible assets is as follows:

(Dollars in thousands)	Amount
Aggregate amortization expense for the years ended December 31:
2014	$5,807
2015	7,811
2016	8,415

(Dollars in thousands)
Estimated amortization expense for the years ended December 31:
2017	$6,733
2018	5,740
2019	5,019
2020	3,513
2021	1,066
2022 and thereafter	90